Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant And Equipment

Property, plant and equipment consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Leasehold improvements	534	549	78
Computer and electronic equipment	2,457	2,485	354
Manufacturing equipment	12,460	14,111	2,008
Office equipment	288	334	47
Motor vehicles	4,367	4,446	633
Construction in process	-	105	15
	20,106	22,030	3,135
Less: loss of impairment	(1,896)	(1,896)	(270)
Less: accumulated depreciation	(9,554)	(11,597)	(1,650)
	8,656	8,537	1,215